Derivative financial instruments - Total Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	£ 6,705	£ 6,440
Derivative assets	222,538	237,669	[1]	£ 346,626
Derivative liabilities	(219,643)	(238,345)	[1]	£ (340,487)
Derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	44,373,955	35,918,021
At fair value [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	222,384	237,504
Derivative assets held for held for risk management	154	165
Derivative assets	222,538	237,669
Derivative liabilities held for trading	(219,578)	(237,236)
Derivative liabilities held for risk management	(65)	(1,109)
Derivative liabilities	(219,643)	(238,345)
Held for risk management [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	180,202	231,348
Held for risk management [Member] | Derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	180,202	231,348
Held for trading [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	44,193,753	35,686,673
Held for trading [member] | Derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	£ 44,193,753	£ 35,686,673

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .